SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)				3 Months Ended		12 Months Ended
		Dec. 30, 2025 USD ($) $ / shares shares	Dec. 09, 2025 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) Segment shares	Mar. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) Segment $ / shares shares		Dec. 31, 2024 USD ($) shares		Jan. 01, 2025 shares	Dec. 31, 2023 shares	[1]
Property, Plant, and Equipment [Line Items]
Foreign currency translation loss				$ 487	$ 110			$ (273)
Foreign currency exchange loss					110
Cash and cash equivalents				6,632,619		7,004,601		358,887
FDIC insured amount				250,000		250,000
Allowance for credit losses				0		0		0
Revenues				$ 1,184,616	1,792,525	$ 5,980,847		10,200,957
Subscription revenues description				the Company was entitled to 30% of subscription revenues for new customers during the first year of subscription, 15% during the second year, and no revenue share thereafter. Effective July 1, 2025, the Company entered into an amended agreement with Kami, under which the Company is entitled to 30% of subscription revenues for new customers referred by the Company during the first three years of their recurring subscriptions. In accordance with ASC 606-10-25-12, this modification is not accounted for as a separate contract, as it does not increase the scope of the contract nor does the pricing reflect standalone selling prices for additional goods or services. Accordingly, the modification is accounted for prospectively and did not result in any adjustment to revenue previously recognized.		the Company was entitled to 30% of subscription revenues for new customers during the first year of subscription, 15% during the second year, and no revenue share thereafter. Effective July 1, 2025, the Company entered into an amended agreement with Kami, under which the Company is entitled to 30% of subscription revenues for new customers referred by the Company during the first three years of their recurring subscriptions. In accordance with ASC 606-10-25-12, this modification is not accounted for as a separate contract, as it does not increase the scope of the contract nor does the pricing reflect standalone selling prices for additional goods or services. Accordingly, the modification is accounted for prospectively and did not result in any adjustment to revenue previously recognized.
Cost of revenue				$ 163,960	1,304,195	$ 3,127,699		9,544,977
General and administrative expenses				854,786	817,412	2,796,272		2,190,635
Selling and marketing expense				14,332	404,112	612,992		2,026,051
Provision for expected credit losses				0	0
Alowance for credit losses				0		$ 0
Share price, per share | $ / shares						$ 12.27
Proceeds from issue of common stock						$ 8,000,000
Warrants issued | shares						2,240,000
Stock price, warrant | $ / shares		$ 5.48	$ 6.16			$ 10.30
Net income				145,601	(77,177)	$ (24,926,364)		$ (776,960)
Net income allocated to common stockholders				116,785	(77,177)
Net income allocated to participating securities				$ 28,816
Weighted-average shares outstanding - basic | shares				22,596,196	18,000,000	18,289,571		18,000,000
Number of operating segments | Segment				2		2
increase in additional paid-in capital						$ 13,869
PIPE shares issued, value						8,000,000
Increase to additional paid-in capital						558,326
Assets derecognized						7,085
Liabilities derecognized						(16,011)
Net liabilities derecognized						(8,926)
Derecognized cumulative translation adjustments						6,091
Loss on deconsolidation						$ 5,310
Reversal for credit losses - related party								$ 1,262,146
Percentage of weighted average cost inventory						100.00%		100.00%
Deferred offering costs								$ 233,339
Business combination acquisition related costs						818,140
Deferred costs current			$ 1,051,479
Unpaid deferred offering cost					$ 83,571	225,000
Net proceeds after the redemption						$ 8,907,380
Commitment shares | shares						50,000
Termination shares | shares						358,981
Cash payments						$ 4,300,000
Financing costs						697,000
Prepaid assets						1,690,000
Loss from the change of the FV of Warrant Liability						$ 25,549,272
Fair value assumptions, expected volatility rate percentage						30.00%
Fair value assumptions, risk-free interest minimum percentage						3.60%
Fair value assumptions, risk-free interest maximum percentage						3.70%
Fair value assumptions, dividend yield percentage						0.00%
Fair value assumptions, expected term in years						4 years 10 months 24 days
Accounts receivable net current								1,262,146
Other non operating income					683,898	1,217,586		1,779,528
Other non operating income						39,675		31,577
Net loss				(145,601)	77,177	$ 24,926,364		776,960
Initial Reset Date [Member]
Property, Plant, and Equipment [Line Items]
Stock price, warrant | $ / shares						$ 8.76
Forward Purchase Agreement [Member]
Property, Plant, and Equipment [Line Items]
Share issue during period | shares						141,019
Share price, per share | $ / shares						$ 12.09
PIPE warrant FV change adjustment						$ 5,100,000
Shares purchase | shares						500,000
Commitment shares | shares						50,000
Recycled shares percentage						10.00%
Prepayment amount						$ 6,680,000
Redemption description						Approximately 90% of the total amount was initially recorded as a prepaid asset, while the remaining 10% primarily represents the redemption value associated with the commitment shares, along with related transaction costs.
Alpha Vest Acquisition Corp [Member]
Property, Plant, and Equipment [Line Items]
increase in additional paid-in capital						$ 5,132,227
PIPE Warrants [Member]
Property, Plant, and Equipment [Line Items]
Warrants issued | shares		5,576,301	2,240,000			5,576,301
Stock price, warrant | $ / shares			$ 10.00
PIPE warrant FV change adjustment		$ 30,558,129				$ 30,558,129
PIPE Warrants [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Warrants issued | shares						2,240,000
PIPE Warrants [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Warrants issued | shares						5,576,301
Common Stock [Member]
Property, Plant, and Equipment [Line Items]
Share issue during period | shares	[1]					2,323,528
Net income							[1]		[1]
Reverse recapitalization AlphaVest Public shares, shares | shares	[1]					1,416,002
increase in additional paid-in capital	[1]
PIPE shares issued, shares | shares	[1]					800,000
PIPE shares issued, value	[1]					$ 80
Shares issued for conversion | shares	[1]					55,833
Increase to additional paid-in capital	[1]					$ 6
Shares outstanding | shares				22,600,363	18,000,000	22,595,363	[1]	18,000,000	[1]	18,000,000	18,000,000
Net loss							[1]		[1]
Additional Paid-in Capital [Member]
Property, Plant, and Equipment [Line Items]
Net income
increase in additional paid-in capital						(50,699)
PIPE shares issued, value						7,999,920
Increase to additional paid-in capital						558,320
Net loss
PIPE [Member] | Common Stock [Member]
Property, Plant, and Equipment [Line Items]
Share issue during period | shares			800,000			800,000
Share price, per share | $ / shares			$ 10.00			$ 10.00
Proceeds from issue of common stock			$ 8,000,000			$ 8,000,000

[1]	Par value of common stock, additional paid-in capital and share data have been retroactively restated to give effect to reverse recapitalization that is discussed in Note 1.